GENERAL (Details Narrative) - USD ($) $ in Thousands	Aug. 02, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Accumulated deficit		$ 281,935	$ 262,073
Cash, Cash Equivalents, and Short-Term Investments		$ 34,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Reduction in percentage of workforce	35.00%